Business Combinations - Schedule of Fair Value of the Identifiable Assets and Liabilities (Details)	Dec. 31, 2025 USD ($)
Business Combination [Line Items]
Cash	$ 73,516
Intangible assets	270,795
Total assets	344,311
Other payable-related parties	(117,034)
Accrued expenses and other liabilities	(3,994)
Deferred revenue	(30,046)
Total liabilities	(151,074)
Net assets acquired	$ 193,237